UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06693

Nuveen Select Tax-Free Income Portfolio 3

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NXR
Nuveen Select Tax-Free Income Portfolio 3
Portfolio of Investments    June 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.3%
	MUNICIPAL BONDS – 98.3%
	Alabama – 0.6%
$ 1,170	Birmingham, Alabama, General Obligation Convertible Capital Appreciation Bonds, Series 2013A., 5.000%, 3/01/32	No Opt. Call	AA	$ 1,292,476
	Alaska – 1.3%
2,675	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	8/18 at 100.00	B3	2,675,161
	Arizona – 0.1%
215	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 2.875%, 7/01/21, 144A	No Opt. Call	BB+	214,052
	California – 22.5%
12,500	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	6,377,625
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36	12/18 at 100.00	B2	1,008,660
1,125	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.000%, 6/01/26	9/18 at 100.00	BBB+	1,127,801
890	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (4)	940,739
215	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29	9/18 at 100.00	Baa2	215,217
2,275	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 4, Series 2007A, 0.000%, 10/01/28 – NPFG Insured	No Opt. Call	AA-	1,643,369
3,370	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/28 – AMBAC Insured	No Opt. Call	A+	2,494,103
4,055	Kern Community College District, California, General Obligation Bonds, Series 2003A, 0.000%, 3/01/28 – FGIC Insured	No Opt. Call	Aa2	3,035,451
1,160	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (5)	8/35 at 100.00	Aa1	959,250
11,985	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2002, Series 2007C, 0.000%, 8/01/32 – AGM Insured	No Opt. Call	AA	7,353,637
3,000	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/25 – NPFG Insured	No Opt. Call	A	2,416,410
8,040	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Series 2006, 0.000%, 10/01/34 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	5,012,458

NXR	Nuveen Select Tax-Free Income Portfolio 3 (continued)
Portfolio of Investments June 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 1,500	Placer Union High School District, Placer County, California, General Obligation Bonds, Series 2004C, 0.000%, 8/01/32 – AGM Insured	No Opt. Call	AA	$946,185
8,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Election 2008 Series 2009A, 0.000%, 8/01/32	No Opt. Call	AA-	4,935,840
3,940	Rancho Mirage Redevelopment Agency, California, Tax Allocation Bonds, Combined Whitewater and 1984 Project Areas, Series 2003A, 0.000%, 4/01/35 – NPFG Insured	No Opt. Call	A+	2,066,963
1,030	Riverside Public Financing Authority, California, Tax Allocation Bonds, University Corridor/Sycamore Canyon Merged Redevelopment Project, Arlington Redevelopment Project, Hunter Park/Northside Redevelopment Project, Magnolia Center Redevelopment Project, 5.000%, 8/01/37 – NPFG Insured	9/18 at 100.00	A-	1,032,215
765	San Diego Association of Governments, California, South Bay Expressway Toll Revenue Bonds, First Senior Lien Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	A	883,521
2,525	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Non-WSIP, Series 2017A., 5.000%, 11/01/42	11/24 at 100.00	AA-	2,852,796
67,375	Total California			45,302,240
	Colorado – 5.4%
500	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/22, 144A	No Opt. Call	N/R	541,445
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA-	2,080,380
790	Colorado School of Mines Board of Trustees, Golden, Colorado, Institutional Enterprise Revenue Bonds, Series 2017B, 5.000%, 12/01/42	12/27 at 100.00	A+	901,295
1,935	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A	2,125,443
1,295	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	775,912
5,520	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/28 – NPFG Insured	9/20 at 63.98	A	3,340,207
1,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/33	12/25 at 100.00	A	1,131,280
13,040	Total Colorado			10,895,962
	Connecticut – 2.5%
1,500	Connecticut State, General Obligation Bonds, Refunding Series 2010C, 5.000%, 12/01/20	12/19 at 100.00	A1	1,566,555
1,500	Connecticut State, General Obligation Bonds, Refunding Series 2018C, 5.000%, 6/15/26	No Opt. Call	A1	1,693,785
1,640	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	AA	1,783,877
4,640	Total Connecticut			5,044,217
	Florida – 0.2%
390	Broward County, Florida, Airport System Revenue Bonds, Series 2017, 5.000%, 10/01/42 (Alternative Minimum Tax)	10/27 at 100.00	A+	440,447

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam – 1.8%
$ 1,250	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/39	11/25 at 100.00	A	$1,361,463
2,000	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A, 6.125%, 11/01/31	5/21 at 100.00	A-	2,188,640
3,250	Total Guam			3,550,103
	Idaho – 1.6%
3,000	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2014A, 5.000%, 3/01/44	3/24 at 100.00	A-	3,229,140
	Illinois – 10.5%
575	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	674,170
295	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30	12/27 at 100.00	BB-	308,741
3,900	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/28 – FGIC Insured	No Opt. Call	Baa2	2,448,888
535	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Refunding Series 2016C, 5.000%, 1/01/20	No Opt. Call	A	560,049
870	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A, 4.625%, 1/01/31 – AGM Insured	9/18 at 100.00	AA	872,810
260	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 6.000%, 7/01/43	7/23 at 100.00	A-	289,169
1,500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2008A, 5.500%, 8/15/30	8/18 at 100.00	BBB+	1,504,560
1,235	Illinois Health Facilities Authority, Revenue Bonds, Evangelical Hospitals Corporation, Series 1992C, 6.250%, 4/15/22 (ETM)	No Opt. Call	N/R (4)	1,346,916
1,015	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/19	No Opt. Call	BBB	1,030,205
2,190	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	BBB	2,322,714
1,000	Kankakee & Will Counties Community Unit School District 5, Illinois, General Obligation Bonds, Series 2006, 0.000%, 5/01/23 – AGM Insured	No Opt. Call	Aa3	868,990
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
2,500	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	Baa2	1,454,150
4,775	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	Baa2	2,645,207
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	Baa2	2,125,750
2,000	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	Baa2	826,220
1,400	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/28	3/25 at 100.00	A	1,566,964
310	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A-	349,667
29,360	Total Illinois			21,195,170
	Indiana – 1.6%
2,295	Boone County Hospital Association, Indiana, Lease Revenue Bonds, Series 2010, 5.250%, 7/15/25 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	2,417,783

NXR	Nuveen Select Tax-Free Income Portfolio 3 (continued)
Portfolio of Investments June 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 1,000	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 7/15/28 – AGM Insured	No Opt. Call	AA	$ 739,540
3,295	Total Indiana			3,157,323
	Iowa – 1.1%
570	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	12/19 at 104.00	B	598,973
660	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/22)	12/22 at 105.00	B	703,098
950	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	9/18 at 100.00	BB-	959,206
2,180	Total Iowa			2,261,277
	Massachusetts – 3.3%
1,000	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Refunding Series 2016-I, 5.000%, 7/01/21	No Opt. Call	A-	1,083,740
1,300	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E, 5.000%, 11/01/43	11/23 at 100.00	A+	1,431,794
2,250	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2014M-4, 5.000%, 7/01/44	7/23 at 100.00	AA-	2,459,475
400	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%, 7/01/37	7/27 at 100.00	A-	390,060
1,165	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2014-1, 5.000%, 11/01/39	11/24 at 100.00	Aa2	1,316,240
6,115	Total Massachusetts			6,681,309
	Michigan – 0.3%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	A	381,810
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)	9/18 at 100.00	Aaa (4)	252,737
605	Total Michigan			634,547
	Mississippi – 0.9%
1,830	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Series 2008A, 6.500%, 9/01/32	9/18 at 100.00	BBB	1,844,237
	Missouri – 0.1%
270	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/28	10/18 at 100.00	AA+	272,403
	Montana – 0.7%
1,440	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Camposite Deal Series 2010A, 4.750%, 1/01/40	1/20 at 100.00	AA-	1,486,382

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska – 2.1%
$ 250	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018, 5.000%, 7/01/26	7/25 at 100.00	BBB	$276,352
2,600	Nebraska Public Power District, General Revenue Bonds, Series 2015A-2, 5.000%, 1/01/40	1/22 at 100.00	A+	2,798,146
500	Platte County School District 001, Columbus Public Schools, Nebraska, General Obligation Bonds, School Building Series 2014, 5.000%, 12/15/39	6/24 at 100.00	Aa2	560,480
500	Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018, 3.500%, 12/15/42	6/28 at 100.00	Aa1	487,140
3,850	Total Nebraska			4,122,118
	Nevada – 2.0%
445	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A, 5.000%, 9/01/37	9/27 at 100.00	BBB+	494,333
1,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/42	1/20 at 100.00	Aa3	1,050,800
2,500	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	9/18 at 100.00	BBB	2,501,750
3,945	Total Nevada			4,046,883
	New Hampshire – 0.5%
1,000	New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2003., 3.125%, 8/01/24 (Alternative Minimum Tax)	No Opt. Call	A-	1,000,550
	New Jersey – 2.8%
1,850	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/23	No Opt. Call	A-	2,021,329
305	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/28 – AGM Insured	7/25 at 100.00	AA	345,696
4,900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	A-	3,203,032
7,055	Total New Jersey			5,570,057
	New Mexico – 0.5%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)	9/18 at 100.00	N/R	1,000,570
	New York – 1.5%
1,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/26	11/22 at 100.00	AA-	1,389,975
1,260	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2015 Series HH, 5.000%, 6/15/37	6/25 at 100.00	AA+	1,423,762
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	Baa1	290,483
2,775	Total New York			3,104,220
	North Carolina – 0.3%
500	New Hanover County, North Carolina, General Obligation Bonds, School Series 2009, 4.000%, 6/01/21 (Pre-refunded 6/01/19)	6/19 at 100.00	AAA (4)	511,220

NXR	Nuveen Select Tax-Free Income Portfolio 3 (continued)
Portfolio of Investments June 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio – 5.7%
$ 2,250	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series 2009A, 5.750%, 2/15/39 (Pre-refunded 2/15/19) – AGC Insured	2/19 at 100.00	AA (4)	$2,309,558
1,465	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 6.000%, 6/01/42	8/18 at 100.00	B-	1,464,985
3,720	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	B-	3,888,181
1,500	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2011A, 5.750%, 11/15/21	11/20 at 100.00	A+	1,628,265
1,475	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.000%, 2/15/48	2/23 at 100.00	Aa3	1,603,900
1,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory Put 7/01/21) (6)	No Opt. Call	N/R	500,000
11,410	Total Ohio			11,394,889
	Oklahoma – 0.2%
345	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/38	8/28 at 100.00	Baa3	384,710
	Oregon – 1.5%
490	Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue Bonds, Willamette View Project, Series 2017A, 4.000%, 5/15/22 (WI/DD, Settling 7/05/18)	No Opt. Call	N/R	517,474
545	Oregon Facilities Authority, Revenue Bonds, Reed College, Series 2017A, 4.000%, 7/01/41	7/27 at 100.00	Aa2	571,879
1,000	Oregon Facilities Authority, Revenue Bonds, Willamette University, Refunding Series 2016B, 5.000%, 10/01/40	10/26 at 100.00	A	1,137,250
750	Washington and Clackamas Counties School District 23J Tigard-Tualatin, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/30	6/27 at 100.00	AA+	886,328
2,785	Total Oregon			3,112,931
	Pennsylvania – 6.8%
1,015	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013, 5.000%, 1/01/37	1/24 at 100.00	A	1,119,829
1,685	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Carnegie Mellon University, Series 2009, 5.000%, 8/01/21	2/19 at 100.00	AA	1,717,200
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010B-2:
370	5.000%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	398,083
200	5.000%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	214,442
430	5.000%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	A2 (4)	462,637
2,075	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Series 2009B, 5.000%, 12/01/22	12/19 at 100.00	A+	2,169,164
4,455	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2015A, 5.000%, 7/01/40	7/24 at 100.00	A+	4,963,761

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 2,500	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Harrisburg School District, Refunding Series 2009A, 4.750%, 11/15/29 (Pre-refunded 5/15/19) – AGC Insured	5/19 at 100.00	AA (4)	$ 2,568,125
12,730	Total Pennsylvania			13,613,241
	Puerto Rico – 0.5%
945	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	C	1,008,844
	South Carolina – 1.5%
3,000	South Carolina Public Service Authority, Revenue Obligation Bonds, Santee Cooper Electric System, Series 2008A, 5.500%, 1/01/38 (Pre-refunded 1/01/19) – BHAC Insured	1/19 at 100.00	AA+ (4)	3,060,240
	South Dakota – 0.2%
400	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/35	11/25 at 100.00	A+	445,576
	Tennessee – 0.4%
795	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	BBB+	849,322
	Texas – 9.7%
250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.000%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB+ (4)	274,535
85	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/34	7/25 at 100.00	BBB+	93,960
1,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Senior Lien Series 2008, 5.000%, 12/01/23 (Pre-refunded 12/01/18)	12/18 at 100.00	AA+ (4)	1,014,690
4,640	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series 2013A, 5.500%, 4/01/53	10/23 at 100.00	A-	5,198,795
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
1,405	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	Baa2	776,220
2,510	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	Baa2	1,061,404
2,235	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/32 – NPFG Insured	11/24 at 62.70	Baa2	1,102,101
	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A:
3,045	0.000%, 11/15/34 – NPFG Insured	11/30 at 78.27	AA	1,540,496
4,095	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	AA	1,587,836
2,255	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A3	2,401,169
290	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I, 6.200%, 1/01/42 – AGC Insured	1/25 at 100.00	AA	346,469
2,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/32	12/22 at 100.00	A3	2,164,580

NXR	Nuveen Select Tax-Free Income Portfolio 3 (continued)
Portfolio of Investments June 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 2,410	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/25 – AMBAC Insured	No Opt. Call	A-	$ 1,967,620
26,220	Total Texas			19,529,875
	Virginia – 2.6%
3,500	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/32 (5)	7/28 at 100.00	BBB	3,062,885
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
410	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB	454,186
1,510	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	1,633,956
5,420	Total Virginia			5,151,027
	Washington – 4.1%
1,020	Port of Seattle, Washington, Revenue Bonds, Refunding First Lien Series 2016A, 5.000%, 10/01/18	No Opt. Call	Aa2	1,029,159
990	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A+	1,055,449
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	AA-	4,423,960
1,700	Washington State Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2009, 5.000%, 11/01/28	11/19 at 100.00	A+	1,763,036
7,710	Total Washington			8,271,604
	Wisconsin – 0.9%
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/32	2/22 at 100.00	A-	1,337,250
415	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	9/18 at 100.00	AA+	416,204
1,665	Total Wisconsin			1,753,454
$ 234,400	Total Municipal Bonds (cost $175,873,177)			198,107,777

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%
	Transportation – 0.0%
$ 89	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$57,463
25	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/55	N/R	12,358
$ 114	Total Corporate Bonds (cost $6,909)				69,821

	Total Long-Term Investments (cost $175,880,086)				198,177,598
	Other Assets Less Liabilities – 1.7%				3,341,464
	Net Assets – 100%				$ 201,519,062

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$198,107,777	$ —	$198,107,777
Corporate Bonds	—	—	69,821	69,821
Total	$ —	$198,107,777	$69,821	$198,177,598
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of June 30, 2018.
Tax cost of investments	$173,983,017
Gross unrealized:
Appreciation	$ 24,862,698
Depreciation	(668,117)
Net unrealized appreciation (depreciation) of investments	$ 24,194,581

NXR	Nuveen Select Tax-Free Income Portfolio 3 (continued)
Portfolio of Investments June 30, 2018
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund was not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund's Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund's records.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Select Tax-Free Income Portfolio 3

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: August 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2018